Other Receivables, Deposits and Other Assets (Tables)	12 Months Ended
Aug. 31, 2022
Short-Term Investments [Abstract]
Schedule of other receivables deposits and other assets
	As of August 31,
	2021	2022
	RMB	RMB
Other receivables from third parties	9,026	7,334
Advances to employees	5,089	4,396
Deposits	11,656	11,949
Interest receivable	2,262	-
Prepaid tax and deductible value-added tax-in	7,733	10,035
Rental prepayment (a)	3,085	28,003
Prepayment for suppliers	34,979	45,661
Others	8,086	7,061
	81,916	114,439
Less: allowance for other receivables	(797)	(1,677)
	81,119	112,762

(a)	Rental prepayment represents the prepayment of rent related to leases less than 12 months.